Ordinary Shares - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Common Shares Held	25,633,489	29,186,898	28,384,149
EatBetter Holding Limited [Member]
Common Shares Held	25,633,489	29,186,898	28,384,149
Common Class A [Member]
Shares repurchased during period	1,043,936	3,180,414	0
Common Class A [Member] | EatBetter Holding Limited [Member]
Shares repurchased during period	0	3,333,761	0
Common Class A [Member] | Glory Graze Holding Limited [Member] | EatBetter Holding Limited [Member]
Ordinary shares are held in trust	33,580,707	37,134,116